Variable interest entity (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets	$ 7,285,853	$ 5,944,254
Other assets	8,668,680	5,194,972
Total assets	15,954,533	11,139,226
Total liabilities	(7,823,238)	(7,544,671)
Net assets	7,887,067	3,424,072
Current liabilities:
Accounts payable	552,540	1,160,125
Interest payable - related party	574,065	538,047
Deferred revenue	1,755,967	1,453,690
Taxes payable	865,795	673,792
Total current liabilities	7,501,203	7,343,064
Deferred tax liabilities	322,035	201,607
VIEs [Member]
Current assets	7,285,853	5,944,254
Other assets	8,668,680	5,194,972
Total assets	15,954,533	11,139,226
Total liabilities	(7,823,238)	(7,544,671)
Net assets	8,131,295	3,594,555
Current liabilities:
Accounts payable	552,540	1,160,125
Short-term loans - bank	3,065,134	2,872,820
Interest payable - related party	574,065	538,047
Other payables and accrued liabilities	687,702	644,590
Deferred revenue	1,755,967	1,453,690
Taxes payable	865,795	673,792
Total current liabilities	7,501,203	7,343,064
Deferred tax liabilities	322,035	201,607
Total liabilities	$ (7,823,238)	$ (7,544,671)